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[SBG LOGO]
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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC


A MESSAGE FROM SECURITY BENEFIT

In 1999, Security Benefit Life Insurance Company had another year of outstanding financial results. The driving forces behind our tremendous financial performance were consumers' demand for individual retirement products and the extension of our money management and customer service competencies.

As consumers focus on their future, they look to Security Benefit as a partner for developing personal retirement strategies. Our core competencies--money management and customer service--are very solid and the cornerstone of our stronghold in the market segments.

SBG IS A CLEAR CHOICE

There are many qualities that make partnering with Security Benefit a clear choice:

*  variety of retirement products
*  cutting edge service
*  pool of flexible and responsive employees
*  rich heritage of innovation and creativity
*  a rock solid financial foundation
*  a strong risk management philosophy

However, if we were asked to capture what makes partnering with Security Benefit a clear choice in one sentence, here's what we'd say--Security Benefit knows Wall Street and Main Street.

Wall Street and Main Street are among the most famous streets in America, but they're known better for their characteristics rather than their location. Everyone knows that Wall Street is in New York, but Wall Street is more of an adjective today than it is a noun. What are the characteristics of something that's Wall Street-like? It's fast paced, risky and high stress.

Likewise, Main Street has become an adjective. The characteristics of something that's Main Street-like are being friendly, courteous, relaxed, and having a real interest and concern for your neighbor.

Knowledge of both streets is one of our competitive advantages and it's why we are positioned for strong growth in the future.

SBG KNOWS WALL STREET

Even though Security Benefit operates out of America's Heartland in Topeka, Kansas--the exact opposite of the Wall Street-like atmosphere--we know Wall Street because of our experience, technology and people.

EXPERIENCE. We've been in the equities business for a long time. Security Benefit was one of the first in the industry to introduce a variable annuity and we were on the front end of the mutual fund explosion.* We're as interested in the return of customers' investments as we are in the return on customers' investments.

TECHNOLOGY. In today's computer age, we receive financial news and information at the same time as any other Wall Street professional. When that one important announcement comes across the wire, we receive the information in real time and our money managers can react appropriately.

PEOPLE. There's an abundance of investment talent and expertise grown in America's breadbasket and Security Benefit attracts its fair share. Here, our talent is moderately insulated from the steady stream of Wall Street noise, so they can focus on what they do best--manage money.

SECURITY BENEFIT KNOWS MAIN STREET

In order to survive in the financial services industry today, you need to be good at providing three things:

*  products with good performance
*  competitive product pricing
*  good customer service

But, in order to thrive in the industry, you need to be great at one of those things.

At Security Benefit, we've got good products with good performance and competitively priced. But, we've made a conscious decision to be great at customer service. In 1999, Dalbar, Inc. recognized Security Benefit for its great customer service--again.

Where does our ability to provide outstanding service stem from? It stems from everyone at Security Benefit having a deep knowledge of Main Street. Main Street is part of Americana. Our goal is to provide customers the high-touch, personalized service you receive when you enter an establishment on Main Street, USA.

In the year 2000 and beyond, we will invest in initiatives that enhance the value we offer to customers and make partnering with Security Benefit an even clearer choice. Thanks for choosing Security Benefit in 1999.

*Variable annuities and mutual funds distributed by Security Distributors, Inc.

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BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD AND CEO
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
PRESIDENT AND COO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT AND CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
CHAIRMAN AND CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
VICE CHAIRPERSON
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD AND CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
CHAIRMAN AND CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 6, 2000 at 700 SW Harrison St., Topeka, Kansas at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 2000.

For More Information Call 1-800-888-2461

This report is submitted only for the general information of Varilife insurance policyowners and is not authorized for distribution to the public.

Enclosed are December 1999 financial reports for the variable life insurance separate account.

www.securitybenefit.com
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                              FINANCIAL STATEMENTS
                          VARIABLE ANNUITY ACCOUNT XI
                 PERIOD FROM OCTOBER 27, 1999 (INCEPTION DATE)
                              TO DECEMBER 31, 1999
                      WITH REPORT OF INDEPENDENT AUDITORS
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                           Variable Annuity Account XI
                              Financial Statements
       Period from October 27, 1999 (inception date) to December 31, 1999


                                    CONTENTS


                                                                            PAGE

Report of Independent Auditors...........................................     1

Audited Financial Statements
  Balance Sheets.........................................................     2
  Statements of Operations and Changes in Net Assets.....................     3
  Notes to Financial Statements..........................................     4

                         Report of Independent Auditors


The Contract Owners
Variable Annuity Account XI
         and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of Variable Annuity Account XI (comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for the period from October 27, 1999 (inception date) to December 31, 1999. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of Variable Annuity Account XI at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the period from October 27, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000
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                           Variable Annuity Account XI
                                 Balance Sheets
                                December 31, 1999
            (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


ASSETS

Investments:
  SBL Fund:
    Series O (T. Rowe Price Equity Income Series) - 36,907 shares
      at net asset value of $17.27 per share (cost, $657)..............   $  637
    Series I (Bankers Trust International Series) - 7,319 shares
      at net asset value of $13.00 per share (cost, $86)...............       95

  T. Rowe Price Equity Series, Inc. (T. Rowe Price Mid-Cap Growth
    Portfolio) - 29,003 shares at net asset value of $17.46 per
    share (cost, $471).................................................      507

  Goldman Sachs Variable Insurance Trust:
    Goldman Sachs CORE Small Cap Equity Fund - 11,972 shares at
      net asset value of $10.60 per share (cost, $152).................      127
    Goldman Sachs Capital Growth Fund - 70,791 shares at net
      asset value of $14.01 per share (cost, $695).....................      992

Accounts receivable, net...............................................      308
                                                                           -----
Combined assets........................................................   $2,666
                                                                           =====




                                               NUMBER
NET ASSETS                                    OF UNITS     UNIT VALUE
                                              -----------------------
Net assets are represented by (Note 3):
  T. Rowe Price Equity Income Series:
    Accumulation units.....................    36,063        $17.67       $  637
  Bankers Trust International Series:
    Accumulation units.....................     7,337         12.97           95
  T. Rowe Price Mid-Cap Growth Portfolio:
    Accumulation units.....................    28,783         17.59          507
  Goldman Sachs CORE Small Cap Equity Fund:
    Accumulation units.....................    12,256          7.39           91
  Goldman Sachs Capital Growth Fund:
    Accumulation units.....................    70,591         18.93        1,336
                                                                           -----
Combined net assets........................                               $2,666
                                                                           =====

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI
               Statements of Operations and Changes in Net Assets
       Period from October 27, 1999 (inception date) to December 31, 1999
                                 (IN THOUSANDS)


                                        T. ROWE PRICE   BANKERS TRUST    T. ROWE PRICE     GOLDMAN SACHS    GOLDMAN SACHS
                                            EQUITY      INTERNATIONAL       MID-CAP        CORE SMALL CAP      CAPITAL
                                        INCOME SERIES      SERIES       GROWTH PORTFOLIO    EQUITY FUND      GROWTH FUND    COMBINED
                                        --------------------------------------------------------------------------------------------
Dividend distributions...............       $ 10            $---              $---             $ ---           $    2        $   12
Expenses (NOTE 2):
  Administrative fee.................        ---             ---               ---               ---               (1)           (1)
                                        --------------------------------------------------------------------------------------------
Net investment income................         10             ---               ---               ---                1            11

Capital gains distributions..........          6             ---                 5                 2              ---            13
Realized gain (loss) on investments..         (1)            ---               ---                 2              100           101
Unrealized appreciation
  (depreciation) on investments......        (20)              9                36               (25)             297           297
                                        --------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments.........        (15)              9                41               (21)             397           411
                                        --------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations...         (5)              9                41               (21)             398           422
Variable annuity deposits
  (NOTES 2 AND 3)....................        649              86               466               356              938         2,495
Terminations and withdrawals
  (NOTES 2 AND 3)....................         (7)            ---               ---              (244)             ---          (251)
                                        --------------------------------------------------------------------------------------------
Net assets at end of period..........       $637            $ 95              $507             $  91           $1,336        $2,666
                                        ============================================================================================

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI
                          Notes to Financial Statements
                                December 31, 1999


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION

    Variable Annuity Account XI (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, the T. Rowe Price Equity Series, Inc., or the Goldman Sachs Variable Insurance Trust, mutual funds not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series O (T. Rowe Price Equity Income Series - emphasis on substantial dividend income and also capital appreciation), Series I (Bankers Trust International Series - emphasis on long-term capital appreciation by investing primarily in non-U.S. equity securities and other securities with equity characteristics), T. Rowe Price Mid-Cap Growth Portfolio (emphasis on long-term capital appreciation by investing in mid-cap stocks with potential for above-average growth), Goldman Sachs CORE Small Cap Equity Fund (emphasis on long-term growth of capital through a broadly diversified portfolio of equity securities which are included in the Russell 2000 Index at the time of investment) and Goldman Sachs Capital Growth Fund (emphasis on long-term growth of capital primarily through investment in U.S. equity securities that offer long-term capital appreciation potential).

    Under the terms of the investment advisory contracts, portfolio investments of the SBL Fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC has engaged T. Rowe Price Associates, Inc. to provide sub-advisory services for the Equity Income Series, Bankers Trust Company to provide sub-advisory services for the International Series, and Goldman Sachs Asset Management to provide sub-advisory services for the CORE Small Cap Equity Fund and Capital Growth Fund. Portfolio investments of the T. Rowe Price Mid-Cap Growth Portfolio are made by T. Rowe Price, Inc. and investments in the CORE Small Cap Equity Fund and Capital Growth Fund are made by Goldman Sachs Asset Management.

    INVESTMENT VALUATION

    Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The average cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

    The cost of investments purchased and proceeds from investments sold for the period from October 27,1999 (inception date) to December 31, 1999 were as follows:

                                                    COST OF       PROCEEDS
                                                   PURCHASES     FROM SALES
                                                   ------------------------
                                                        (IN THOUSANDS)
    T. Rowe Price Equity Income Series..........     $709          $  51
    Bankers Trust International Series..........       86            ---
    T. Rowe Price Mid-Cap Growth Portfolio......      490             19
    Goldman Sachs CORE Small Cap Equity Fund....      404            254
    Goldman Sachs Capital Growth Fund...........      979            384

    ANNUITY RESERVES

    As of December 31, 1999, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that would provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

    REINVESTMENT OF DIVIDENDS

    Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

    FEDERAL  INCOME  TAXES

    The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

    SBL may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the T. Rowe Price Equity Income and Bankers Trust International Subaccounts for which the maximum annual rate is 0.59%. SBL is currently charging an annual rate of 0.91% of each Subaccount's average daily net assets, except the T. Rowe Price Equity Income and Bankers Trust International Subaccounts which are being charged an annual rate of 0.56%.

    When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS

                                                                 PERIOD FROM
                                                              OCTOBER 27, 1999
                                                             (INCEPTION DATE) TO
                                                              DECEMBER 31, 1999
                                                            --------------------
                                                            (UNITS IN THOUSANDS)
    T. Rowe Price Equity Income Series:
       Variable annuity deposits.........................            36

    Bankers Trust International Series:
       Variable annuity deposits.........................             7

    T. Rowe Price Mid-Cap Growth Portfolio:
       Variable annuity deposits.........................            29

    Goldman Sachs CORE Small Cap Equity Fund:
       Variable annuity deposits.........................            36
       Terminations, withdrawals and expense charges.....            24

    Goldman Sachs Capital Growth Fund:
       Variable annuity deposits.........................            72
       Terminations, withdrawals and expense charges.....             1

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